SUPPLEMENT DATED JULY 1, 2003 TO THE
                                                               UNIVERSAL ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Universal Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE JULY 1, 2003, the Smith Barney Large Cap Value Portfolio changed its investment objective; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.
  Smith Barney Large Cap Value     Seeks long-term growth of                SBFM
    Portfolio                      capital. Current income is a
                                   secondary objective. The Fund normally
                                   invests in equities, or similar
                                   securities, of companies with large
                                   market capitalizations.

July 1, 2003                                                             L-19993

                                           LISA TERPENNING
                                           Travelers Life and Annuity
                                           Law & Regulatory Affairs
                                           Telephone: (860) 308-7752
                                           Fax: (860) 308-3923
                                           e-mail: lisa.terpenning@citigroup.com


July 2, 2003


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549
Attention:  IM Filing Desk

RE:
The Travelers Separate Account PF for Variable Annuities          The Travelers Separate Account PF II for Variable Annuities
PrimElite (File No. 333-32589);                                   PrimElite (File No. 333-32581);
PrimElite II (File No. 333-72334)                                 PrimElite II (File No. 333-72336)
The Travelers Fund BD for Variable Annuities                      The Travelers Fund BD II for Variable Annuities
Vintage (File No. 33-73466)                                       Vintage (File No. 33-58131)
Citicorp Life Variable Annuity Separate Account                   First Citicorp Life Variable Annuity Separate Account
CitiElite (File No. 333-71379)                                    CitiElite (File No. 333-71377)
The Travelers Fund UL for Life Insurance                          The Travelers Fund UL II for Variable Life Insurance
Variable Survivorship Life (File No. 333-69771);                  Variable Survivorship Life (File No. 333-69773)
Variable Survivorship Life II (File No. 333-56952)                Variable Survivorship Life II (File No. 333-56958)
Travelers Variable Life (File No. 333-96519)                      Travelers Variable Life (File No.333-96517)
Travelers Variable Life Accumulator (File No. 333-96515)          Travelers Variable Life Accumulator (File No. 333-96521)
Travelers MarketLife, Invest (File No. 2-88637)                   Travelers MarketLife (File No. 33-63927)
The Travelers Separate Account QP for Variable Annuities          The Travelers Fund U for Variable Annuities
Gold Track, Gold Track Select (File No. 333-00165)                Universal Annuity (2-79529)
The Travelers Variable Life Insurance Separate Account Two        The Travelers Variable Life Insurance Separate Account Four
Portfolio Architect Life (File No. 333-15045)                     Portfolio Architect Life (File No. 333-15053)
The Travelers Variable Life Insurance Separate Account One        The Travelers Variable Life Insurance Separate Account
VintageLife (File No. 333-88578)                                  Three VintageLife (File No. 333-88576)
The Travelers Separate Account Five for Variable Annuities        The Travelers Separate Account Six for Variable Annuities
Travelers Retirement Account (File No. 333-58783)                 Travelers Retirement Account (File No. 333-58809)
The Travelers Separate Account Nine for Variable Annuities        The Travelers Separate Account Ten for Variable Annuities
Vintage II (File No. 333-82009)                                   Vintage II (File No. 333-82013)
Vintage 3, Portfolio Architect 3 (File No. 333-65926)             Vintage 3, Portfolio Architect 3 (File No. 333-65922)
The Travelers Separate Account BD III for Variable Annuities      The Travelers Separate Account BD IV for Variable Annuities
Vintage XTRA, Portfolio Architect XTRA (File No. 333-70657)       Vintage XTRA, Portfolio Architect XTRA (File No. 333-70659)
The Travelers Separate Account ABD for Variable Annuities         The Travelers Separate Account ABD II for Variable
Portfolio Architect (File No. 33-65343)                             Annuities
Access (File No. 333-23311)                                       Portfolio Architect (File No. 33-65339)
                                                                  Access (File No. 333-23327)

Members of the Commission:

Pursuant to Rule 497(e), we transmit for filing supplements for the above referenced products. Please direct any questions regarding this filing to me at
(860) 308-7752.

Sincerely,

/s/ Lisa Terpenning